Pay vs Performance Disclosure number in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Jan. 31, 2023	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	SCT Total for Mr. Nyman PEO (2)	SCT Total for Mr. Vanderbrink PEO(2)	SCT Total for Mr. McArthur PEO(2)	SCT Total for Mr. Metz PEO(2)	CAP to Mr. Nyman PEO (3)	CAP to Mr. Vanderbrink PEO (3)	CAP to Mr. McArthur PEO(3)	CAP to Mr. Metz PEO(3)	Average SCT Total for Non-PEO NEOs(2)	Average CAP to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:(4)		GAAP Net Income ($mil.)	Operating Income (6) ($mil.)
											Vista Outdoor Total Shareholder Return	Peer Group Total Shareholder Return(5)
FY24	$13,700,866	$10,831,472	$2,256,777	$—	$14,828,290	$11,733,011	$2,789,695	$—	$1,696,767	$1,820,727	$373	$177	$(5.5)	$360.0
FY23			$1,008,887	$4,040,234			$973,962	$(9,325,604)	$1,101,020	$(455,625)	$315	$180	$(9.7)	$520.7
FY22			$—	$12,460,138			$—	$30,598,840	$1,893,868	$2,838,635	$406	$198	$473.2	$646.0
FY21			$—	$14,052,545			$—	$54,825,317	$2,245,107	$4,999,530	$364	$195	$266.0	$290.1

Company Selected Measure Name			Operating income
Named Executive Officers, Footnote	Eric C. Nyman and Jason R. Vanderbrink were appointed as PEOs in Fiscal 2024, Gary L. McArthur succeeded Christopher T. Metz as PEO in Fiscal 2023 (on February 1, 2023 as interim CEO). Mr. Metz served as the PEO for the entirety of Fiscal 2022 and Fiscal 2021. Our Non-PEO NEOs for the applicable fiscal years were as follows:
• FY24: Andrew J. Keegan, Mark R. Kowalski, Jeffrey A. Ehrich, and Y. Jung Choi.
• FY23: Andrew J. Keegan, Sudhanshu Priyadarshi, Jason R. Vanderbrink, Mark R. Kowalski, Bradford E. Crandell, Dylan Ramsey, and Kelly L. Reisdorf
• FY22: Sudhanshu Priyadarshi, Jason R. Vanderbrink, Mark R. Kowalski, and Dylan Ramsey
• FY21: Sudhanshu Priyadarshi, Jason R. Vanderbrink, Mark R. Kowalski, Dylan Ramsey, and Miguel A. Lopez

Peer Group Issuers, Footnote			(5) “Peer Group” represents the S&P Small Cap 600 Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(3) Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for fiscal year 2024. A reconciliation of the adjustments for our PEOs, Messrs. Nyman, Vanderbrink, McArthur and Metz, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	Fiscal Year 2024
	Nyman PEO	Vanderbrink PEO	McArthur PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$13,700,866	$10,831,472	$2,256,777	$1,696,767
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$—	$—	$—	$—
Plus Pension Value Service Cost for the Fiscal Year	$—	$—	$—	$—
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$12,599,927	$8,461,073	$1,488,872	$1,104,920
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$13,089,333	$9,220,022	$1,965,915	$1,166,099
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$—	$45,476	$—	$31,356
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$638,017	$284,271	$—	$41,543
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$—	$(187,157)	$55,875	$(10,119)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$—	$—	$—
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$—	$—	$—	$—
Compensation Actually Paid	$14,828,290	$11,733,011	$2,789,695	$1,820,727

In the table above the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Non-PEO NEO Average Total Compensation Amount			$ 1,696,767	$ 1,101,020	$ 1,893,868	$ 2,245,107
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,820,727	(455,625)	2,838,635	4,999,530
Adjustment to Non-PEO NEO Compensation Footnote
(3) Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for fiscal year 2024. A reconciliation of the adjustments for our PEOs, Messrs. Nyman, Vanderbrink, McArthur and Metz, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	Fiscal Year 2024
	Nyman PEO	Vanderbrink PEO	McArthur PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$13,700,866	$10,831,472	$2,256,777	$1,696,767
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$—	$—	$—	$—
Plus Pension Value Service Cost for the Fiscal Year	$—	$—	$—	$—
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$12,599,927	$8,461,073	$1,488,872	$1,104,920
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$13,089,333	$9,220,022	$1,965,915	$1,166,099
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$—	$45,476	$—	$31,356
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$638,017	$284,271	$—	$41,543
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$—	$(187,157)	$55,875	$(10,119)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$—	$—	$—
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$—	$—	$—	$—
Compensation Actually Paid	$14,828,290	$11,733,011	$2,789,695	$1,820,727

In the table above the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Compensation Actually Paid vs. Total Shareholder Return			Relationship Between CAP and TSR. The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and Non-PEO NEOs.
Compensation Actually Paid vs. Net Income			Relationship Between CAP and GAAP Net Income. The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and our GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure			Relationship Between CAP and Operating Income (our Company-Selected Measure). The graph below reflects the relationship between PEO and Average Non-PEO NEOs CAP and the Company's operating income.
Total Shareholder Return Vs Peer Group			Relationship Between CAP and TSR. The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and Non-PEO NEOs.
Tabular List, Table

Earnings Per Share (EPS)
Free Cash Flow
Net Sales
Operating Income
Relative Total Stockholder Return

Total Shareholder Return Amount			$ 373	315	406	364
Peer Group Total Shareholder Return Amount			177	180	198	195
Net Income (Loss)			$ (5,500,000)	$ (9,700,000)	$ 473,200,000	$ 266,000,000.0
Company Selected Measure Amount			360.0	520.7	646.0	290.1
PEO Name	Gary L. McArthur	Christopher T. Metz			Christopher T. Metz	Christopher T. Metz
Additional 402(v) Disclosure	2) Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our PEOs, Messrs. Nyman, Vanderbrink, McArthur and Metz, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs reported for the applicable year.
(4) Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on March 31, 2020, and ending on March 31 of each of 2024, 2023, 2022, and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
			Operating income is the company-selected measure. Values shown reflect Operating Income as calculated for purposes of our executive compensation program for the applicable reporting fiscal year (a non-GAAP financial measure). See Appendix A in this Proxy Statement for a reconciliation from GAAP reported results.
Measure:: 1
Pay vs Performance Disclosure
Name			Earnings Per Share (EPS)
Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name			Operating Income
Measure:: 5
Pay vs Performance Disclosure
Name			Relative Total Stockholder Return
Nyman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,700,866
PEO Actually Paid Compensation Amount			$ 14,828,290
PEO Name			Eric C. Nyman
Vanderbrink [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,831,472
PEO Actually Paid Compensation Amount			$ 11,733,011
PEO Name			Jason R. Vanderbrink
McArthur [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,256,777	$ 1,008,887
PEO Actually Paid Compensation Amount			2,789,695	973,962
Metz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				4,040,234	$ 12,460,138	$ 14,052,545
PEO Actually Paid Compensation Amount				$ (9,325,604)	$ 30,598,840	$ 54,825,317
PEO | Nyman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Nyman [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Nyman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,599,927)
PEO | Nyman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,089,333
PEO | Nyman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Nyman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			638,017
PEO | Nyman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Nyman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Nyman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Vanderbrink [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Vanderbrink [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Vanderbrink [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,461,073)
PEO | Vanderbrink [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,220,022
PEO | Vanderbrink [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			45,476
PEO | Vanderbrink [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			284,271
PEO | Vanderbrink [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(187,157)
PEO | Vanderbrink [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Vanderbrink [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | McArthur [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | McArthur [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | McArthur [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,488,872)
PEO | McArthur [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,965,915
PEO | McArthur [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | McArthur [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | McArthur [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			55,875
PEO | McArthur [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | McArthur [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,104,920)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,166,099
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			31,356
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			41,543
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,119)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0